THE HERZFELD
CARIBBEAN BASIN
FUND,  INC.

     SEMI-ANNUAL REPORT
     DECEMBER 31, 1999

================================================================================
THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
PO Box 161465
Miami, FL  33116
(305) 271-1900

INVESTMENT ADVISOR
HERZFELD / CUBA
a division of Thomas J. Herzfeld Advisors, Inc.
PO Box 161465
Miami, FL  33116
(305) 271-1900

TRANSFER AGENT & REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA  02116
(617) 443-6870

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 5th Floor
Boston, MA  02116

COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Kaufman, Rossin & Co.
2699 South Bayshore Drive
Miami, FL  33133

--------------------------------------------------------------------------------
The Herzfeld Caribbean Basin Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests in issuers that are likely, in the Advisor's view, to benefit from economic, political, structural and technological developments in the countries in the Caribbean Basin, which consist of Cuba, Jamaica, Trinidad and Tobago, the Bahamas, the Dominican Republic, Barbados, Aruba, Haiti, the Netherlands Antilles, the Commonwealth of Puerto Rico, Mexico, Honduras, Guatemala, Belize, Costa Rica, Panama, Colombia and Venezuela. The fund invests at least 65% of its total assets in a broad range of securities of issuers including U.S.-based companies, which engage in substantial trade with and derive substantial revenue from operations in the Caribbean Basin Countries.
--------------------------------------------------------------------------------

                          Listed NASDAQ SmallCap Market
                                  Symbol: CUBA

LETTER TO SHAREHOLDERS
================================================================================
February 9, 2000

[PHOTO]
Thomas J. Herzfeld
Chairman and President

Dear Fellow Shareholders:

We are pleased to present the semi-annual report for the period ending December 31, 1999. On that date our net assets were $9,849,312 ($5.87 per share) compared with $8,762,721 ($5.22 per share) twelve months earlier. These gains represented an increase of 12.4% in net asset value. Our share price moved ahead 22.9%, from $4 3/8 to $5 3/8, over the same period.

PREMIUM AND DISCOUNT

Since inception in 1993, the share price of Herzfeld Caribbean has traded at both premiums and discounts to net asset value. News events related to Cuba appear to influence the market activity and therefore the premium/discount to net asset value of our shares.

[GRAPHIC OMITTED]

Media coverage of Cuba has exploded recently with the case of Elian Gonzalez. The six year old boy, who was found on Thanksgiving Day floating on an inner tube, is now the subject of an international custody battle. The episode, even by Miami standards, can only be described as bizarre. It is also an example of just how much national and worldwide interest there is in Cuba.

================================================================================
LARGEST ALLOCATIONS

The following tables present our largest investments and geographic allocations as of December 31, 1999.

          ------------------------------------------------------------
          GEOGRAPHIC ALLOCATION                        % OF NET ASSETS
          ------------------------------------------------------------
          USA                                                   46.48%
          ------------------------------------------------------------
          Mexico                                                18.15%
          ------------------------------------------------------------
          Panama                                                 9.50%
          ------------------------------------------------------------
          Puerto Rico                                            5.21%
          ------------------------------------------------------------
          Belize                                                 5.12%
          ------------------------------------------------------------
          Dominican Republic                                     4.34%
          ------------------------------------------------------------
          Cayman Islands                                         3.36%
          ------------------------------------------------------------
          Latin American Regional                                2.42%
          ------------------------------------------------------------
          Venezuela                                              1.56%
          ------------------------------------------------------------
          Netherlands Antilles                                   1.16%
          ------------------------------------------------------------
          Colombia                                               0.94%
          ------------------------------------------------------------
          Costa Rica                                             0.73%
          ------------------------------------------------------------
          Virgin Islands                                         0.34%
          ------------------------------------------------------------
          Cuba                                                   0.00%
          ------------------------------------------------------------


          ------------------------------------------------------------
          LARGEST PORTFOLIO POSITIONS                  % OF NET ASSETS
          ------------------------------------------------------------
          Florida East Coast Industries Inc.                    25.52%
          ------------------------------------------------------------
          The Mexico Fund, Inc.                                  7.06%
          ------------------------------------------------------------
          Royal Caribbean Cruises Ltd.                           6.91%
          ------------------------------------------------------------
          PanAmerican Beverage Inc. Cl. A.                       6.64%
          ------------------------------------------------------------
          Carnival Corp.                                         5.34%
          ------------------------------------------------------------
          Carlisle Holdings Inc.                                 5.12%
          ------------------------------------------------------------
          Tricom S.A., ADR                                       4.34%
          ------------------------------------------------------------
          The Mexico Equity and Income Fund,Inc.                 3.09%
          ------------------------------------------------------------
          Banco Latinoamericano de Exportaciones                 2.86%
          ------------------------------------------------------------
          CoreComm Limited                                       2.71%
          ------------------------------------------------------------

SOME INTERESTING SMALLER HOLDINGS

Most of our shareholders are familiar with the larger companies in our portfolio, and we've discussed those in past reports. Since we are a small fund, we have the advantage of being able to buy not only large but also small, less liquid companies, and sometimes that can be very rewarding. For instance, we have had a position in Margo Caribe, Inc. (MRGO) for several years, a company based in Vega Alta, Puerto Rico. Just this morning, MRGO made a very interesting merger announcement. They have entered into a non-binding agreement to merge with iTract--an early stage Internet company. Herzfeld Caribbean has 14,000 shares of MRGO shares in its portfolio, with an average cost of $2.58 per share. MRGO closed at $5 3/4 last night, and after this morning's announcement was trading as high as $35 per share!

Grand Adventures Tour & Travel Publishing Corp. (GATT) is a company in the interline travel business, heavily involved in the Caribbean. This niche market caters to active and retired airline employees and their families, offering space-available travel options with discounted fares. We have taken an initial position in GATT at $2 7/8; today the company's shares are trading at $6.00.

================================================================================
INFORMATION AVAILABLE ON THE INTERNET

Daily net asset values, press releases and annual and semi-annual reports on the Fund are available on the internet at www.herzfeld.com.

DIRECTORS

We were saddened by the passing of one of our founding Directors, and dear friend, Bergthor Endresen. It is ironic that Berg, who was born in Norway and flew for the cause of freedom as an RAF pilot in World War II, did not live to see a free Cuba, a cause to which he had become very dedicated.

We are pleased to welcome Albert Weintraub to our Board. In addition to being a practicing attorney in Miami specializing in administrative, municipal and regulatory law, Albert is Chairman and Chief Executive of the Miami-based telecommunications company iTelsa Inc. and is Chairman of the Florida-based software company, e-Lysium Transaction Systems Inc. Albert was one of the founders of Microtel, Inc., a company which was developed into MCI Worldcom. He served on the board of MCI WorldCom for two years and subsequently has undertaken a number of projects for that company, such as the opening of Cuba's international telecommunications market. His business experience in the Caribbean, as well as his extensive background in the telecommunications industry, makes Albert a valuable addition to the Board.

I would like to take this time to thank the members of the Board of Directors for their hard work and guidance and also to thank my fellow shareholders for their continued support and suggestions.

                                            Sincerely,

                                            /s/ Thomas J. Herzfeld

                                            Thomas J. Herzfeld
                                            Chairman of the Board and President

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1999 (UNAUDITED)
================================================================================
Shares or Principal Amount         Description                           Value
--------------------------         -----------                           -----
COMMON STOCKS - 99.30% OF NET ASSETS

Banking and finance - 4.55%
     8,000      Bancolombia S.A.                                      $   37,000
     3,500      Banco Ganadero S.A.                                       55,563
    12,000      Banco Latinoamericano de Exportaciones                   282,000
     6,000      Doral Financial Corp.                                     73,875
    26,000      Grupo Financiero Serfin SA ADR*                               26

Communications - 9.57%
     3,000      Able Telecom Holdings*                                    24,000
     2,400      Atlantic Tele-Network                                     22,050
     4,500      CoreComm Limited                                         267,188
    16,000      Grupo Radio Centro S.A. ADR                              134,000
     1,000      Grupo Televisa S.A. GDR*                                  68,250
    19,000      Tricom S.A. ADR*                                         427,500

Conglomerates - 5.15%
    42,024      Carlisle Holdings, Inc.*                                 504,288
       200      Grupo Imsa S.A.                                            3,425

Construction and related - 6.06%
    12,000      Bufete Industrial S.A. ADR*                                7,500
     1,936      Ceramica Carabobo Cl. A ADR*                               2,835
    13,000      Empresas ICA Sociedad Controladora ADR                    42,250
     7,000      Florida Rock Industries, Inc.                            241,063
     4,300      Mastec, Inc.*                                            191,350
     3,300      Puerto Rican Cement Co.                                  112,200

Consumer products and related manufacturing - 15.30%
   800,000      Atlas Electricas S.A.                                     71,924
     1,918      Buenos Aires Embotelladora S.A. (Note 2)*                     --
     5,000      Coca Cola Femsa S.A.                                      87,813
     6,400      Grupo Casa Autrey S.A. ADR                                52,800
    42,218      Mavesa S.A. ADR                                          129,293
    31,800      PanAmerican Beverage Inc. Cl. A                          653,888
     7,146      PepsiAmericas*                                            26,798
    11,500      Savia S.A. ADR*                                          253,000
    13,000      Vitro Sociedad Anonima ADR                                71,500
    13,850      Watsco Incorporated                                      160,141

                            See accompanying notes.

-------------------------------
*Non-income producing

SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 1999 (UNAUDITED)
================================================================================
Shares or Principal Amount         Description                           Value
--------------------------         -----------                           -----

Investment companies - 12.56%
    10,000      The Latin America Equity Fund, Inc.                   $  126,250
     6,100      The Latin America Investment Fund, Inc.                   79,681
     3,000      The Latin American Discovery Fund, Inc.                   32,250
    34,050      The Mexico Equity and Income Fund, Inc.                  304,322
    40,000      The Mexico Fund, Inc.                                    695,000

Leisure - 12.30%
    11,000      Carnival Corp.                                           525,938
     1,500      Grand Adventure Tour & Travel Publishing Corp.*            5,063
    13,800      Royal Caribbean Cruises Ltd.                             680,513

Medical - 1.16%
     8,000      Orthofix International N.V.*                             114,500

Railroad and landholdings - 25.52%
    60,200      Florida East Coast Industries Inc.                     2,513,350

Retail - 0.11%
    20,000      Little Switzerland Inc.*                                  11,250

Trucking and marine freight - 2.50%
       800      Seaboard Corporation                                     155,400
    35,000      Trailer Bridge, Inc.*                                     43,750
    10,000      Transportacion Maritima Mexicana ADR*                     46,875

Utilities - 3.73%
    12,000      Caribbean Utilities Ltd. Cl. A                           108,000
    35,600      Consolidated Water, Inc.                                 222,500
     2,000      Teco Energy                                               37,125

Other - 0.76%
    33,000      Consorcio G Grupo Dina ADR*                               20,625
    24,000      Hvide Marine, Inc. (Note 2)*                                  --
     2,414      Mantex S.A.I.C.A.*                                        19,535
    14,200      Margo Caribe, Inc.*                                       32,838
       833      Siderurgica Venezolana Sivensa ADR                         1,798
        75      Siderurgica Venezolana Sivensa "B"                           183
                                                                      ----------

Total common stocks (cost $7,903,453)                                  9,780,261

Bonds - 0% of net assets

$  165,000      Republic of Cuba - 4.5%, 1977 - in default
                (cost $63,038) (Note 2)*                                      --

Other assets less liabilities - 0.70% of net assets                       69,051
                                                                      ----------

Net assets - 100%                                                     $9,849,312
                                                                      ----------

                            See accompanying notes.

-------------------------------
*Non-income producing

STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1999 (UNAUDITED)
================================================================================
ASSETS

         Investment in securities, at value
           (cost $7,966,491) (Note 2)                               $ 9,780,261
         Cash                                                           105,511
         Dividends and interest receivable                                9,987
         Other assets                                                    44,331
                                                                    -----------
           TOTAL ASSETS                                               9,940,090

LIABILITIES

         Accrued investment advisor fee (Note 3)      $    38,288
         Other payables                                    52,490
                                                      -----------
           TOTAL LIABILITIES                                             90,778
                                                                    -----------
NET ASSETS (Equivalent to $5.87 per share
  based on 1,677,636 shares outstanding)                            $ 9,849,312
                                                                    ===========


Net assets consist of the following:
         Common stock, $.001 par value; 100,000,000
            shares authorized; 1,677,636 shares issued
            and outstanding                                         $     1,678
         Additional paid-in capital                                   8,362,502
         Undistributed net investment loss                             (428,359)
         Undistributed net realized gain on investments                  99,721
         Net unrealized gain on investments                           1,813,770
                                                                    -----------

             TOTAL                                                  $ 9,849,312
                                                                    ===========

                            See accompanying notes.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
================================================================================
INVESTMENT INCOME
         Dividends                                                    $  48,138

EXPENSES
         Investment advisor fee (Note 3)              $  71,363
         Custodian fees                                  27,223
         Professional fees                               18,432
         Transfer agent                                   8,823
         Insurance                                        8,333
         Directors fees                                   4,247
         Printing                                         3,781
         Proxy services                                   1,544
         Postage                                          3,025
         Listing fees                                     2,017
         Transaction fees                                 3,277
         Miscellaneous                                    1,512
                                                      ---------
            Total expenses                                              153,577
                                                                      ---------
            INVESTMENT LOSS - NET                                      (105,439)

REALIZED AND UNREALIZED GAIN/LOSS
         ON INVESTMENTS
         Net realized gain on investments                92,588
         Change in unrealized gain on investments      (409,481)
                                                      ---------
            NET LOSS ON INVESTMENTS                                    (316,893)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     ($422,332)
                                                                      =========

                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================
                                                             Six Months
                                                                Ended
                                                              12/31/99
                                                             (unaudited)         1999
                                                            ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
         Investment loss - net                              ($   105,439)    ($   178,349)
         Net realized gain (loss) on investments                  92,588          (51,999)
         Change in unrealized gain (loss) on investments        (409,481)         906,939
                                                            ------------     ------------
            Net increase in net assets from operations          (422,332)         676,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Realized gains - short-term                                  --          (94,673)
         Realized gains - long-term                                   --       (1,094,771)
                                                            ------------     ------------
            Total distributions                                       --       (1,189,444)
                                                            ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     ($   422,332)    ($   512,853)

NET ASSETS:

         Beginning of year                                  $ 10,271,644     $ 10,784,497
                                                            ------------     ------------

         End of year                                        $  9,849,312     $ 10,271,644
                                                            ============     ============

                            See accompanying notes.

FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                Six Months Ended                         Year Ended June 30
                                                   12/31/99      -----------------------------------------------------------------
                                                  (unaudited)       1999          1998          1997          1996          1995
                                                   ---------     ---------     ---------     ---------     ---------     ---------
PER SHARE OPERATING PERFORMANCE
         Net asset value, beginning of period      $    6.12     $    6.43     $    6.34     $    5.32     $    4.82     $    4.98
         Operations:
            Net investment income (loss)               (0.06)        (0.11)        (0.01)        (0.04)        (0.03)         0.02
            Net realized and unrealized gain
              (loss) on investments                    (0.19)         0.51          0.54          1.14          0.53         (0.13)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
                Total from (to) operations             (0.25)         0.40          0.53          1.10          0.50         (0.11)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
         Distributions:
            From net investment income                    --            --            --            --            --         (0.02)
            From net realized gains                       --         (0.71)        (0.44)        (0.08)           --         (0.03)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
                Total distributions                       --         (0.71)        (0.44)        (0.08)           --         (0.05)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
         Net asset value, end of period            $    5.87     $    6.12     $    6.43     $    6.34     $    5.32     $    4.82
                                                   ---------     ---------     ---------     ---------     ---------     ---------
         Per share market value, end of period     $    5.38     $    6.00     $    6.00     $    5.25     $    5.38     $    5.25
                                                   ---------     ---------     ---------     ---------     ---------     ---------
         Total investment return (loss) based on
           market value per share                    (20.83%)1      11.83%        23.54%        (0.90%)        2.48%       (15.17%)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
RATIOS AND SUPPLEMENTAL DATA
         Net assets, end of period (in 000's)      $   9,849     $  10,272     $  10,784     $  10,628     $   8,927     $   8,085
                                                   ---------     ---------     ---------     ---------     ---------     ---------
         Ratio of expenses to average net assets       3.34%1        3.30%         3.21%         3.01%         3.32%         3.51%
                                                   ---------     ---------     ---------     ---------     ---------     ---------
         Ratio of investment income (loss) -
           net to average net assets                  (2.29%)1      (1.95%)       (0.14%)       (0.78%)       (0.62%)        0.36%
                                                   ---------     ---------     ---------     ---------     ---------     ---------
         Portfolio turnover rate                          1%           59%           40%           23%           26%            6%
                                                   ---------     ---------     ---------     ---------     ---------     ---------

----------------------------
1 This ratio has been annualized; however, the percentage shown is not necessarily indicative of results for a full year.

NOTES TO FINANCIAL STATEMENTS
================================================================================
NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Related Matters
--------------------------------

The Herzfeld Caribbean Basin Fund, Inc. (the Fund) is a non-diversified, closed-end management investment company incorporated under the laws of the State of Maryland on March 10, 1992, and registered under the Investment Company Act of 1940. The Fund commenced investing activities in January, 1994. The Fund is listed on the NASDAQ SmallCap Market and trades under the symbol "CUBA".

The Fund's investment objective is to obtain long-term capital appreciation. The Fund pursues its objective by investing primarily in equity and equity-linked securities of public and private companies, including U.S.-based companies, (i) whose securities are traded principally on a stock exchange in a Caribbean Basin Country or (ii) that have at least 50% of the value of their assets in a Caribbean Basin Country or (iii) that derive at least 50% of their total revenue from operations in a Caribbean Basin Country. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities.

The Fund's custodian and transfer agent is Investors Bank & Trust Company, based in Boston, Massachusetts.

Security Valuation
------------------

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

Income Recognition
------------------

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Deposits with Financial Institutions
------------------------------------

The Fund may, during the course of its operations, maintain account balances with financial institutions in excess of federally insured limits.

Use of Estimates in the Preparation of Financial Statements
-----------------------------------------------------------

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
Income Taxes
------------

The Fund qualifies as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) is not subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders.

The Fund has adopted a June 30 year-end for federal income tax purposes.

Distributions to Shareholders
-----------------------------

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 2.  NON-MARKETABLE SECURITIES OWNED

Investment in securities includes the following securities for which readily ascertainable market values were not available:

$165,000 principal, 4.5%, 1977 Republic of Cuba bonds purchased for $63,038. The bonds are listed on the New York Stock Exchange and had been trading in default since 1960. A "regulatory halt" on trading was imposed by the New York Stock Exchange in July, 1995. As of December 31, 1999, the position was valued at -0-by the Board of Directors, which believes this approximates the bonds' fair value.

1,918 shares of Buenos Aires Embotelladora S.A., an Argentine bottling company, which were issued (at no cost) as part of a settlement for a class action suit against Pepsi Cola Puerto Rico. Buenos Aires Embotelladora S.A. shares were delisted from the New York Stock Exchange in May, 1997. As of December 31, 1999, the position was valued at -0- by the Board of Directors, which believes this approximates the stock's fair value.

24,000 shares of Hvide Marine, Inc., a U.S. company which provides marine support and transportation services, purchased for $315,144. As part of the company's Plan of Reorganization and Chapter 11 bankruptcy, shareholders of the common stock received one warrant for every 124 shares previously owned. The Fund received 193 warrants with a term of four years, exercisable at $38.49 per share. As of December 31, 1999, prior to the announcement that shareholders would receive warrants, the position was valued at -0- by the Board of Directors, which believes this approximates the stock's fair value.

================================================================================
NOTE 3.  TRANSACTIONS WITH AFFILIATES

HERZFELD / CUBA (the Advisor), a division of Thomas J. Herzfeld Advisors, Inc., is the Fund's investment advisor and charges a monthly fee at the annual rate of 1.45% of the Fund's average monthly net assets.

During the six months ended December 31, 1999, the Fund paid $1,345 of brokerage commissions to Thomas J. Herzfeld & Co., Inc., an affiliate of the Advisor.

NOTE 4.  INVESTMENT TRANSACTIONS

During the six months ended December 31, 1999, purchases and sales of investment securities, other than government securities, were $237,016 and $134,383, respectively.

At December 31, 1999, the Fund's investment portfolio had gross unrealized gains of $3,079,637 and gross unrealized losses of $1,265,867, resulting in a net unrealized gain of $1,813,770.


RESULTS OF NOVEMBER 16, 1999 SHAREHOLDER MEETING
================================================================================
An annual meeting of shareholders of the fund was held on November 16, 1999. At the meeting each of the nominees for Director was elected as follows:

                                    Votes for    Votes withheld
         Thomas J. Herzfeld         1,313,875        19,882
         Cecilia Gondor-Morales     1,311,429        22,328

A proposal to ratify the selection of Kaufman, Rossin & Co. as independent accountants for the fund was approved as follows: 1,299,565 votes for and 12,901 votes against with 21,291 abstentions.

OFFICERS AND DIRECTORS
================================================================================
THOMAS J. HERZFELD
   Chairman of the Board, President
   and Portfolio Manager

CECILIA L. GONDOR-MORALES
   Secretary, Treasurer and Director

ANN S. LIEFF
   Director

KENNETH A.B. TRIPPE
   Director

ALBERT L. WEINTRAUB
   Director